Events After the Reporting Period - Additional Information (Details) - Hong Kong Sansheng Medical Limited [Member] - Events After Reporting Period $ in Millions	Mar. 01, 2019 USD ($) Product
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of product commercialized under the agreement | Product	2
Upfront payment received on development and sales milestones | $	$ 25